Reclassifications out of Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Sep. 30, 2014
Reclassifications out of Accumulated Other Comprehensive Loss
Schedule of accumulated balances and reporting period activities related to reclassifications out of accumulated other comprehensive loss

        The accumulated balances and reporting period activities for the years ended September 30, 2014, 2013 and 2012 related to reclassifications out of accumulated other comprehensive loss are summarized as follows (in millions):

	Pension Related Adjustments	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Loss
Balances at September 30, 2011	$(136.5)	$(51.1)	$—	$(187.6)
Other comprehensive income before reclassification	(44.7)	53.8	(5.0)	4.1
Amounts reclassified from accumulated other comprehensive loss:
Actuarial losses, net of tax	3.0	—	—	3.0
Cash flow hedge losses, net of tax	—	—	1.3	1.3

Balances at September 30, 2012	$(178.2)	$2.7	$(3.7)	$(179.2)

	Pension Related Adjustments	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Loss
Balances at September 30, 2012	$(178.2)	$2.7	$(3.7)	$(179.2)
Other comprehensive income before reclassification	(19.9)	(69.1)	(0.2)	(89.2)
Amounts reclassified from accumulated other comprehensive loss:
Actuarial losses, net of tax	5.3	—	—	5.3
Cash flow hedge losses, net of tax	—	—	1.8	1.8

Balances at September 30, 2013	$(192.8)	$(66.4)	$(2.1)	$(261.3)

	Pension Related Adjustments	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Accumulated Other Comprehensive Loss
Balances at September 30, 2013	$(192.8)	$(66.4)	$(2.1)	$(261.3)
Other comprehensive income before reclassification	(30.3)	(71.4)	(1.4)	(103.1)
Amounts reclassified from accumulated other comprehensive loss:
Actuarial losses, net of tax	6.1	—	—	6.1
Cash flow hedge losses, net of tax	—	—	1.7	1.7

Balances at September 30, 2014	$(217.0)	$(137.8)	$(1.8)	$(356.6)

Schedule of amounts reclassified from accumulated other comprehensive loss

	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Cash flow hedges(1)	$2.9	$3.0	$2.2
Taxes	(1.2)	(1.2)	(0.9)

Cash flow hedges, net of tax	$1.7	$1.8	$1.3

Actuarial losses(2)	$8.7	$8.0	$4.7
Taxes	(2.6)	(2.7)	(1.7)

Actuarial losses, net of tax	$6.1	$5.3	$3.0

(1)	This accumulated other comprehensive component is reclassified in Interest expense in our Consolidated Statements of Income. See Note 10, Derivative Financial Instruments, for more information.
(2)

This accumulated other comprehensive component is reclassified in Cost of revenue and General and administrative expenses in our Consolidated Statements of Income. See Note 8, Pension Benefit Obligations, for more information.